Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: November 30, 2016

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,903,558.60 Remitted: $1,996,442.99*

*Includes $204,289.28 collected in October and remitted in November. Difference between total collected and total remitted amount reflects $111,404.89 collected in November and remitted in December.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 12th day of December, 2016.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: December 31, 2016

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,742,961.64 Remitted: $1,749,880.79*

*Includes $111,404.89 collected in November and remitted in December. Difference between total collected and total remitted amount reflects $104,485.74 collected in December and remitted in January.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 18th day of January, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: January 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,743,416.01 Remitted: $1,792,690.41 *

*Includes $104,485.74 collected in December 2016 and remitted in January 2017. Difference between total collected and total remitted amount reflects $55,211.34 collected in January 2017 and remitted in February 2017.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of February, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: February 28, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,797,259.23 Remitted: $1,794,435.98 *

*Includes $55,211.34 collected in January 2017 and remitted in February 2017. Difference between total collected and total remitted amount reflects $58,034.59 collected in February 2017 and remitted in March 2017.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 22nd day of March, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: March 31, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $2,000,611.28 Remitted: $1,935,373.37 *

*Includes $58,034.59 collected in February and remitted in March. Difference between total collected and total remitted amount reflects $123,272.50 collected in March and remitted in April.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 14th day of April, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Stacey Lousteau

Name: Stacey Lousteau
Senior Manager, Financing and Assistant Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Investment Recovery Property Servicing Agreement)

ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entergy Louisiana, LLC, as Servicer
For the Month Ending: April 30, 2017

Investment Cost Recovery Group Total	IRC’s Collected and Remitted Collected: $1,545,563.70 Remitted: $1,579,549.50 *

*Includes $123,272.50 collected in March and remitted in April. Difference between total collected and total remitted amount reflects $89,286.70 collected in April and remitted in May.

Capitalized terms used herein have their respective meanings set forth in the Investment Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 17th day of May, 2017.
ENTERGY LOUISIANA, LLC, as Servicer
By:     /s/ Steven C. McNeal

Name: Steven C. McNeal
Vice President and Treasurer